Financial Risk Factors and Risk Management - Designated Hedging Instruments in Foreign Currency Exchange Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Carrying amount
Other financial assets	€ 8,821	€ 8,770
Foreign Currency
Financial Risk Factors and Risk Management
Nominal amount	1,610	0
Carrying amount
Other financial assets	1	0
Other financial liabilities	0	0
Change in value recognized in OCI	1	0
Hedge ineffectiveness recognized in Finance income, net	0	0
Cost of hedging recognized in OCI	0	0
Amount reclassified from cash flow hedge in OCI to Other non-operating income, net	0	0
Amount reclassified from cost of hedging in OCI to Finance income, net	0	0
Forecasted License Payments | Foreign Currency
Financial Risk Factors and Risk Management
Nominal amount	3,941	3,735
Carrying amount
Other financial assets	27	12
Other financial liabilities	(7)	(32)
Change in value recognized in OCI	32	(19)
Hedge ineffectiveness recognized in Finance income, net	(1)	1
Cost of hedging recognized in OCI	(12)	(3)
Amount reclassified from cash flow hedge in OCI to Other non-operating income, net	272	(78)
Amount reclassified from cost of hedging in OCI to Finance income, net	€ (20)	€ (17)